UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07678

American Municipal Income Portfolio, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/06

Date of reporting period: 11/30/05

Item 1: Schedule of Investments

SCHEDULE OF INVESTMENTS

American Municipal Income Portfolio
November 30, 2005 (unaudited)

Description of Security	Principal Amount / Shares	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common Shares)

Municipal Long-Term Securities - 148.6%

Alabama - 0.8%
Camden Industrial Development Board, Weyerhaeuser, (AMT) (Callable 12/1/13 @ 100), 6.38%, 12/1/24	650,000	$708,129

Arizona - 7.4%
Douglas Community Housing Revenue, Rancho La Perilla (Callable 1/20/10 @ 102), 6.13%, 7/20/41	990,000	1,028,679
Gilbert Industrial Development Authority, S.W. Student Services (Prerefunded 2/1/09 @ 102), 5.85%, 2/1/19 (c)	1,300,000	1,412,021
Gilbert Wastewater System and Development Revenue (Callable 10/01/09 @ 100), 4.90%, 4/1/19	1,000,000	1,001,870
Pima County United School District (FGIC), 8.38%, 7/1/13	2,450,000	3,169,467
		6,612,037
Arkansas - 0.5%
Washington County Hospital Revenue, Regional Medical Center (Callable 2/1/15 @ 100), 5.00%, 2/1/30	500,000	493,750

California - 10.1%
California Statewide Communities Development Authority L.A. Jewish Home (Callable 11/1/13 @ 100), 5.25%, 11/15/23	2,000,000	2,096,640
Golden State Tobacco Settlement (Prerefunded 6/1/13 @ 100), 5.50%, 6/1/33 (c)	1,500,000	1,660,260
Pollution Control Financing Authority, Solid Waste (Callable 4/1/15 @ 101), 5.40%, 4/1/25	1,000,000	1,024,600
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Inc. Project, (AMT), 5.00%, 7/1/27	500,000	485,205
State General Obligation (Callable 2/1/13 @ 100), 5.00%, 2/1/21	1,500,000	1,556,610
State Public Works, Department of Mental Health-Coalinga (Callable 6/1/14 @ 100), 5.50%, 6/1/19	2,000,000	2,156,120
		8,979,435

Colorado - 12.2%
Educational and Cultural Facilities Authority, The Classical Academy (Prerefunded 12/1/11 @ 100), 7.25%, 12/1/30 (c)	2,000,000	2,366,900
Health Facility Authority, Vail Valley Medical Center Project (Callable 1/15/15 @ 100), 5.00%, 1/15/20	1,000,000	1,001,620
Northwest Parkway Public Highway Authority, Zero Coupon Bond (AMBAC) (Callable 6/15/11 @ 33.46), 6.29%, 6/15/29 (d)	5,000,000	1,306,450
State Health Facilities Authority, Covenant Retirement Community (Callable 12/1/12 @ 101), 6.13%, 12/1/33	1,000,000	1,060,260
State Health Facilities Authority, Evangelical Lutheran (Callable 10/1/12 @ 100), 5.90%, 10/1/27	650,000	690,502
State Housing and Financial Authority, Solid Waste Revenue, Waste Management Inc. Project, (AMT), 5.70%, 7/1/18	1,000,000	1,049,960
State Housing and Financial Authority, Multifamily Housing Project - Class II, (AMT) (Callable 4/1/12 @ 100), 5.70%, 10/1/42	2,745,000	2,837,946
Water Reserve and Power Development Authority, Clean Water Revenue (Callable 9/1/06 @ 101), 5.90%, 9/1/16	135,000	138,922
Water Reserve and Power Development Authority, Clean Water Revenue (Prerefunded 9/1/06 @ 101), 5.90%, 9/1/16 (c)	365,000	375,903
		10,828,463

Florida - 6.3%
Miami Dade County Aviation, Miami International Airport, (AMT), 5.00%, 10/1/38	500,000	504,610
Palm Beach County Facilities Authority, Abbey Delray South (Callable 10/1/13 @ 100), 5.45%, 10/1/15	1,100,000	1,156,056
State Board of Education (Callable 6/1/15 @ 101), 5.00%, 6/1/28	3,725,000	3,889,049
		5,549,715

Georgia - 8.3%
Fulton County Georgia Development Authority, Maxon Atlantic Station, (AMT) (Callable 3/1/15 @ 100), 5.13%, 3/1/26	700,000	689,318
Municipal Electric Authority (FGIC) (Escrowed to maturity), 6.50%, 1/1/12 (b)	6,000,000	6,665,460
		7,354,778

Illinois - 9.5%
Finance Authority Revenue, Friendship Village Schaumburg (Callable 2/15/15 @ 100), 5.38%, 2/15/25	500,000	499,065
Health Facility Authority, Condell Medical Center (Callable 5/15/12 @ 100), 5.50%, 5/15/32	500,000	510,325
Health Facility Authority, Lutheran General Hospital, 7.00%, 4/1/08	775,000	808,441
Health Facility Authority, Lutheran General Hospital, 7.00%, 4/1/14	500,000	595,825
Health Facility Authority, Villa St. Benedict (Callable 11/15/13 @ 101), 6.90%, 11/15/33	600,000	648,168
Metropolitan Pier and Exposition Authority, McCormick Place, (MBIA), 0.0%, 6/15/23	6,115,000	3,725,564
Rockford Multifamily Housing Revenue, Rivers Edge Apartments, (AMT) (Callable 1/20/08 @ 102), 5.88%, 1/20/38	1,000,000	1,023,990
State Financial Authority Revenue, Clare Water Tower, 6.00%, 5/15/25	650,000	644,826
		8,456,204

Indiana - 5.8%
Health Facility Authority, Columbus Hospital (FSA), 7.00%, 8/15/15	2,670,000	3,144,245
Indianapolis Indiana Airport Authority, Fed Ex Corporation Project, (AMT), 5.10%, 1/15/17	1,000,000	1,033,420
St. Joseph County Hospital Facilities, Madison Center Obligations Group Project (Callable 2/15/15 @ 100), 5.25%, 2/15/28	1,000,000	974,330
		5,151,995

Iowa - 5.3%
Finance Authority, Friendship Haven Project, Series A (Callable 11/15/11 @ 100), 6.13%, 11/15/32	800,000	808,632
Hospital Facilities Authority (Prerefunded 2/15/10 @ 101) 6.75%, 2/15/15 (c)	1,000,000	1,130,110
State Higher Education Loan Authority, Simpson College (Callable 12/1/10 @ 102), 5.00%, 12/1/27	430,000	424,913
State Higher Education Loan Authority, Simpson College (Callable 12/1/10 @ 102), 5.10%, 12/1/35	290,000	283,463
Sheldon Health Care Facilities, Revenue Refunding Northwest Iowa Health Center (Callable 3/1/05 @ 100), 6.15%, 3/1/16	1,000,000	1,002,060
State Higher Education Loan Authority, Wartburg College (ACA) (Callable 10/1/12 @ 100), 5.50%, 10/1/33	1,000,000	1,035,010
		4,684,188

Massachusetts - 1.7%
Boston Industrial Development Financing Authority, Crosstown Center Project, (AMT) (Callable 9/1/12 @ 102), 6.50%, 9/1/35	500,000	497,780
Health and Education Facility Authority, University of Massachusetts Memorial, Series D (Callable 7/1/15 @ 100), 5.00%, 7/1/33	1,000,000	986,690
		1,484,470

Michigan - 13.0%
Comstock Park Public Schools (FGIC), 7.88%, 5/1/11	3,145,000	3,700,124
Hospital Financing Authority, Daughters of Charity (Escrowed to maturity, callable 11/1/05 @ 100), 5.25%, 11/1/15 (b)	1,500,000	1,516,470
Kent Hospital Financial Authority, Butterworth Hospital (MBIA), 7.25%, 1/15/13	4,000,000	4,590,480
State General Obligation, Carrier Creek Michigan, District #326 (AMBAC) (Callable 6/1/15 @ 100), 4.25%, 6/1/23	1,775,000	1,698,817
		11,505,891

Minnesota - 11.8%
Cuyuna Ranch Hospital District (Callable 6/1/13 @ 101), 5.50%, 6/1/35	1,000,000	1,002,200
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (c)	900,000	1,054,386
Maple Grove Health Care, North Memorial Health Care (Callable 9/1/15 @ 100), 4.25%, 9/1/25	500,000	465,125
Maplewood Multifamily Revenue, Carefree Cottages II, (AMT) (FNMA) (Callable 4/15/14 @ 100), 4.80%, 4/15/34	1,000,000	1,002,680
Marshall Health Care Facility, Weiner Medical Center (Callable 11/1/13 @ 100), 6.00%, 11/1/28	500,000	539,120
Minneapolis, Guthrie Parking Ramp (Callable 5/1/05 @ 100), 2.90%, 12/1/28	1,780,000	1,780,000
Minneapolis Health Care System, Allina Health System (Callable 11/15/12 @ 100), 6.00%, 11/15/23	565,000	615,844
St. Paul Housing and Redevelopment Hospital Authority, Healtheast Project, (Callable 11/15/15 @ 100), 5.00%, 11/15/17	1,965,000	1,941,302
State Agriculture and Economic Board, Health Care System (Callable 11/15/10 @ 101), 6.38%, 11/15/29	30,000	32,368
State Municipal Power Agency (Callable 10/1/19 @ 100), 5.00%, 10/1/35	1,000,000	1,013,120
Stillwater Health Care Revenue Authority, Health System Obligations Group (Callable 6/1/15 @ 100), 5.00%, 6/1/35	1,000,000	1,004,200
		10,450,345

Missouri - 0.6%
Cape Girardeau County Industrial Development Authority, Southeast Hospital Association (Callable 6/1/12 @ 100), 5.75%, 6/1/32	500,000	516,680

Nebraska - 0.7%
Educational Financial Authority Revenue, Midland Lutheran College, Series A (Callable 9/15/13 @ 100), 5.60%, 9/15/29	600,000	595,422

Nevada - 1.2%
State Department of Business and Industry, Las Ventanas Retirement Project (Callable 11/15/08 @ 100), 6.00%, 11/15/14	250,000	256,325
State Department of Business and Industry, Las Ventanas Retirement Project (Callable 11/15/14 @ 100), 6.75%, 11/15/23	750,000	769,710
		1,026,035

New Hampshire - 0.7%
Health and Education Facility Authority, Speare Memorial Hospital (Callable 7/1/15 @ 100), 5.88%, 7/1/34	600,000	615,612

New Mexico - 3.0%
Mortgage Finance Authority, 6.88%, 1/1/25	1,140,000	1,142,177
Mortgage Finance Authority, 6.50%, 7/1/25	830,000	831,536
Mortgage Finance Authority, 6.75%, 7/1/25	690,000	691,532
		2,665,245

New York - 5.2%
Metropolitan Transportation Authority, 1.00%, 11/1/34 (g)	2,000,000	2,000,000
New York City, Series B (Callable 8/1/12 @ 100), 5.75%, 8/1/16	1,400,000	1,535,226
New York Water and Sewer System (Crossover refunded 6/15/10 @ 101), 6.00%, 6/15/33 (d)	380,000	420,196
New York Water and Sewer System (Prerefunded 6/15/10 @ 101), 6.00%, 6/15/33 (c)	620,000	690,624
		4,646,046

North Dakota - 2.1%
Fargo Health Systems, Meritcare (Callable 6/1/10 @ 101), 5.63%, 6/1/31	1,750,000	1,880,165

Ohio - 3.7%
Richland County Hospital Facilities, Medcentral Health System (Callable 11/15/10 @ 101), 6.13%, 11/15/16	1,000,000	1,085,710
Richland County Hospital Facilities, Medcentral Health System (Callable 11/15/10 @ 101), 6.38%, 11/15/30	1,000,000	1,080,320
Toledo - Lucas County Port Authority, Crocker Park Public Improvement Project (Callable 12/1/13 @ 102), 5.25%, 12/1/23	500,000	510,930
Toledo - Lucas County Port Authority, St. Mary Woods Project Series A (Callable 5/15/10 @ 100), 6.00%, 5/15/24	600,000	608,154
		3,285,114

Pennsylvania - 3.0%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South (Callable 8/15/10 @ 100), 5.75%, 8/15/20	1,000,000	1,020,950
Erie County Industrial Development Authority, Environmental Improvement Refunding, International Paper Company Project (AMT) (Callable 11/01/14 @ 100), 5.00%, 11/1/18 (e)	650,000	642,668
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care (Callable 2/1/15 @ 100), 6.25%, 2/1/35	1,000,000	1,040,210
		2,703,828

South Carolina - 5.5%
Piedmont Municipal Power Agency, 2.96%, 1/1/34 (e)	4,200,000	4,200,000
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health (Callable 8/1/13 @ 100), 6.13%, 8/1/23	250,000	275,745
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health (Callable 8/1/13 @ 100), 6.38%, 8/1/34	375,000	416,531
		4,892,276

South Dakota - 4.2%
Sioux Falls Health Facilities, Dow Rummel Village Project (Callable 11/15/12 @ 100), 6.63%, 11/15/23	620,000	641,223
State Economic Development Finance Authority, Pooled Loan Program, Davis Family, (AMT) (Callable 4/1/14 @ 100), 6.00%, 4/1/29	1,000,000	1,023,590
State Economic Development Finance Authority, Pooled Loan Program, McEleeg S.D., (AMT) (Callable 4/1/14 @ 100), 5.95%, 4/1/24	2,000,000	2,048,880
		3,713,693

Tennessee - 3.1%
Johnson City Health and Education Facilities, Mountain States Health (Callable 7/1/12 @ 103), 7.50%, 7/1/33	1,000,000	1,165,980
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 @ 100), 6.50%, 9/1/21 (c)	240,000	279,235
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 @ 100), 6.50%, 9/1/21 (c)	410,000	477,027
Sullivan County Health, Education and Housing Facilities, Wellmont Health System Project (Prerefunded 9/1/12 @ 101), 6.25%, 9/1/32 (c)	750,000	809,813
		2,732,055

Texas - 17.6%
Abilene Health Facility Development Revenue, Sears Methodist Retirement (Callable 5/15/09 @ 101), 6.00%, 11/15/29	500,000	504,840
Abilene Health Facility Development Revenue, Sears Methodist Retirement (Callable 11/15/08 @ 101), 5.88%, 11/15/18	1,150,000	1,172,954
Brazoria County Environmental Authority, Dow Chemical Project, (AMT) (Callable 5/15/12 @ 100), 5.70%, 5/15/33	500,000	536,475
Brazos River Pollution Control Authority, Texas Utilities, (AMT) (Callable 4/1/13 @ 101), 7.70%, 4/1/33	500,000	585,050
Brazos River Pollution Control Authority, TXU Energy, (AMT) (Callable 10/1/13 @ 101), 6.75%, 10/1/38	715,000	790,546
Fort Bend Independent School District (Escrowed to maturity, Callable 2/15/14 @ 100), 5.00%, 2/1/14 (b)	1,000,000	1,081,680
Grand Prairie Independent School District (PSF) (Callable 8/15/11 @ 100), 5.85%, 2/15/26	40,000	43,805
Grand Prairie Independent School District (PSF) (Prerefunded 8/15/11 @ 100), 5.85%, 2/15/26 (c)	2,960,000	3,287,169
Housing Finance Development Community Central, Villa De San Antonio (Callable 5/15/09 @ 100), 6.00%, 5/15/25	1,000,000	1,012,080
Houston Health Facilities Development Revenue, Retirement Facility, Buckingham Senior Living (Callable 2/15/14 @ 101), 7.00%, 2/15/26	1,500,000	1,641,900
Richardson Hospital Authority, Richardson Regional Hospital (Callable 12/1/13 @ 100), 6.00%, 12/1/34	2,500,000	2,669,675
Sam Rayburn Municipal Power Agency (RAAI) (Callable 10/1/12 @ 100), 5.75%, 10/1/21	1,000,000	1,087,500
Travis County Health Facilities Development Authority, Querencia Barton Creek New Project (Callable 11/15/15 @ 100), 5.50%, 11/15/25	200,000	194,566
Travis County Health Facilities Development Authority, Querencia Barton Creek Project (Callable 11/15/15 @ 100) , 5.65%, 11/15/35	500,000	485,655
Tyler Health Facility, Mother Frances Hospital (Callable 7/1/13 @ 100), 5.75%, 7/1/27	500,000	521,485
		15,615,380

Washington - 1.1%
Skagit County Public Hospital District (Callable 12/1/13 @ 101), 6.00%, 12/1/23	900,000	963,666

Wisconsin - 4.2%
State Health and Educational Facility Authority, Beloit Hospital (Callable 7/1/06 @ 100), 5.90%, 7/1/11	625,000	625,744
State Health and Educational Facility Authority, Attic Angel Obligated Group (Callable 11/15/08 @ 102), 5.75%, 11/15/27	1,800,000	1,773,468
State Health and Educational Facility Authority, Synergyhealth Inc.(Callable 8/15/13 @ 100), 6.00%, 11/15/23	500,000	537,750
State Health and Educational Facility Authority, Wheaton Fransiscan Services (Callable 2/15/12 @ 101), 5.75%, 8/15/30	750,000	792,923
		3,729,885

Total Municipal Long-Term Securities (cost: $124,760,974)		131,840,502

Short-Term Investments (f) - 3.6%
First American Tax Free Obligations Fund, Class Z	3,218,735	3,218,735
Total Short-Term Investments (cost: $3,218,735)		3,218,735

Total Investments in Securities (g) - 152.2% (cost: $127,979,709)		$135,059,237

Notes to Schedule of Investments:

(a)
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market value transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

As of November 30, 2005, the fund had no fair valued securities.
(b)	Escrowed to maturity issues are typically backed by U.S. government Obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(c)

Prerefunded issues are backed by U.S. government Obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(d)	For zero-coupon investments, the interest rate shown is the effective yield on the date of purchase.
(e)

Floating or variable rate obligations maturing in more than one year. The interest rates, which are based on specific, or an index of, market interest rates, are subject to change periodically and are the effective rates on November 30, 2005. These instruments may also have a demand feature which allows the recovery of the principal at any time, or at specified intervals not exceeding one year, on up to 30 days’ notice. Maturity dates shown represent final maturity.

(f)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund.
(g)

On November 30, 2005, the cost of investments in securities was $127,979,709. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$7,241,239
Gross unrealized depreciation	(161,711)
Net unrealized appreciation	$7,079,528

Portfolio abbreviations and definitions:
ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Company
AMT - Alternative Minimum Tax. As of November 30, 2005, the aggregate market value of securities subject to the AMT is $11,447,778, which represents 12.9% of net assets applicable to common shares.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association
PSF - Permanent School Fund
RAAI - Radian Asset Assurance Inc.

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio, Inc.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

By: /s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 30, 2006